Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable, net consist of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$174,075	$89,637
Less: allowance for expected credit losses	(6,598)	(3,055)
Total accounts receivable, net	$167,477	$86,582

Details of the changes of the expected credit loss provision are as follows:

	Years ended December 31,
	2025	2024	2023
Beginning of the period	$3,055	$3,769	$1,015
Provision (reversal) for the year	3,403	(493)	2,731
Foreign exchange realignment	140	(221)	23
End of the period	$6,598	$3,055	3,769

As of December 31, 2025 and 2024, the majority of accounts receivable is due to corporate customers with long-term relationships. The Company recognized the impairment of expected credit loss for accounts receivable of $3,403, $493 in recoveries and $2,731 for the years ended December 31, 2025, 2024 and 2023.